Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 523,576,138.34
Previously Paid Amount	0.00
Total Fee Amount	72,305.86
Total Offset Amount	0.00
Net Fee	$ 72,305.86
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A